CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows used in operating activities:
Net income (loss)	$ (5,987)	$ (1,904)	$ 570
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation	119	155	294
Share-based compensation	672	823	564
Increase (decrease) in allowance for doubtful accounts	20		(609)
Amortization of discount on long-term loan			141
Revaluation of warrants presented at fair value			524
Increase (decrease) in severance pay, net	10	60	(46)
Decrease (increase) in trade receivables	2,060	1,369	(2,632)
Decrease (increase) in other current assets	767	(1,782)	(1,101)
Increase in inventories	(222)	(2,661)	(1,063)
Increase (decrease) in trade payables	(775)	2	1,634
Increase (decrease) in employees and payroll accrued	(88)	74	272
Increase (decrease) in other payables and accrued expenses	(131)	402	(1,192)
Decrease in interest on long-term loan			37
Interest on restricted cash	(15)
Interest and linkage on short term loan	27
Increase in deferred revenue and advances from customers	1,082	112	109
Net cash used in operating activities	(2,461)	(3,350)	(2,498)
Cash flows used in investing activities:
Restricted cash	(1,437)
Purchase of property and equipment	(66)	(103)	(56)
Net cash used in investing activities	(1,503)	(103)	(56)
Cash flows from financing activities:
Receipts of short term bank credit	1,058
Receipts of short term loan (includes $777 from related party)	1,500
Payments of long term loan			(1,333)
Proceeds from issuance of Ordinary Shares and warrants, net of issuance expenses			5,361
Exercise of warrants		623	353
Exercise of options	45	144	643
Net cash provided by financing activities	2,603	767	5,024
Foreign currency translation adjustments on cash and cash equivalents	(66)	(157)
Increase (decrease) in cash and cash equivalents	(1,427)	(2,843)	2,470
Cash and cash equivalents at beginning of year	2,901	5,744	3,274
Cash and cash equivalents at end of year	1,474	2,901	5,744
Non-cash investing activities:
Purchase of property and equipment on credit	19	3	8
Property and equipment transferred to be used as inventory			7
Inventory transferred to be used as property and equipment	4	20
Interest paid in cash	$ 6		$ 95